Weighted Average Assumptions Used In Determining Net Periodic Cost (Detail)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Pension
Defined Benefit Plan Disclosure [Line Items]
Discount rate in effect for determining service cost	4.50%	4.20%	5.00%
Discount rate in effect for determining interest cost	3.20%	4.20%	5.00%
Expected return on plan assets	7.00%	7.25%	7.25%
Rate of compensation increases	3.00%	3.00%	3.00%
Health Care And Life
Defined Benefit Plan Disclosure [Line Items]
Discount rate in effect for determining service cost	4.50%	4.20%	5.00%
Discount rate in effect for determining interest cost	3.40%	4.20%	5.00%
Expected return on plan assets	3.80%	4.80%	5.50%